Stated capital (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) shares
Disclosure of classes of share capital [line items]
Beginning Balance, Number of shares | shares		333,441,000		332,519,000		331,920,000
Shares issued on exercise of options (in shares) | shares		2,080,000		922,000		2,478,000
Shares repurchased and canceled through buyback program (in shares) | shares						(1,879,000)
Ending Balance, Number of shares | shares		335,521,000		333,441,000		332,519,000
Beginning balance, Equity	[1]	$ (314,400,000)	[2]	$ 328,700,000		$ 1,341,600,000
Shares issued on exercise of options						(100,000)
Shares repurchased and canceled through buyback program						(10,000,000)
Ending balance, Equity		(89,800,000)		$ (314,400,000)	[1],[2]	328,700,000	[1]
Share capital		100,656,367
Share premium		$ 5,319,021,910
Par value per share | $ / shares		$ 0.3		$ 0.3
Votes per ordinary share		1		1
Number of shares authorised | shares		1,700,000,000
MTN Group | Minimum
Disclosure of classes of share capital [line items]
Percentage of voting rights held by entity		20.00%		20.00%
Stated capital
Disclosure of classes of share capital [line items]
Beginning balance, Equity		$ 5,433,100,000		$ 5,424,800,000		5,342,000,000
Shares issued on exercise of options		16,600,000		8,300,000		92,800,000
Shares repurchased and canceled through buyback program						(10,000,000)
Ending balance, Equity		5,449,700,000		5,433,100,000		5,424,800,000
Stated capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	[1]	5,403,100,000		5,394,800,000		5,312,000,000
Shares issued on exercise of options		16,600,000		8,300,000		92,800,000
Shares repurchased and canceled through buyback program						(10,000,000)
Ending balance, Equity		$ 5,419,700,000		$ 5,403,100,000	[1]	$ 5,394,800,000	[1]

[1]	Revised for a correction to Property, plant and equipment (see note 34)
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 34)